Long-term bank loans & Revolving facilities - Part V	12 Months Ended
Dec. 31, 2025
Long-term Bank Loans Revolving Facilities - Part V
Long-term bank loans & Revolving facilities - Part V

Credit Facilities Covenants:

The Company’s outstanding credit facilities generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to:

•	pay dividends if there is an event of default under the Company’s credit facilities;

•	incur additional indebtedness, including the issuance of guarantees, refinance or prepay any indebtedness, unless certain conditions exist;
•	create liens on Company’s assets, unless otherwise permitted under the Company’s credit facilities;
•	change the flag, class or management of the Company’s vessels or terminate or materially amend the management agreement relating to each vessel;
•	acquire new or sell vessels, unless certain conditions exist;
•	merge or consolidate with, or transfer all or substantially all Company’s assets to, another person; or
•	enter into a new line of business.

Furthermore, the Company’s credit facilities contain financial covenants requiring the Company to maintain various financial ratios, including among others:

•	a minimum percentage of vessel value to secured loan amount (security cover ratio or “SCR”);
•	a maximum ratio of total liabilities to market value adjusted total assets;
•	a minimum liquidity; and
•	a minimum market value adjusted net worth.

9.       Long-term bank loans & Revolving facilities – (continued):

As of December 31, 2024 and 2025, the Company was required to maintain minimum liquidity, not legally restricted, of $75,500 and $68,000, respectively, which is included within “Cash and cash equivalents” in the consolidated balance sheets. In addition, as of December 31, 2024 and 2025, the Company was required to maintain minimum liquidity, legally restricted (including the cash collateral required under certain of the Company’s FFAs as described in Note 19) of $15,814 and $13,423, respectively, which is included within “Restricted cash” current and non-current, in the consolidated balance sheets.

As of December 31, 2025, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings described in Note 8.

The weighted average interest rate (including the margin) related to the Company’s debt including lease financings (Note 7), including the effect from the interest rate swaps in place (Note 19), for the years ended December 31, 2023, 2024 and 2025 was 5.13%, 6.48% and 5.89%, respectively. The commitment fees incurred during the years ended December 31, 2023, 2024 and 2025, with regards to the Company’s unused amounts under its credit facilities were $27, $43 and $242, respectively and are included under ‘Other current assets’ in the consolidated balance sheets. The principal payments required to be made after December 31, 2025 and after taking into account the refinancing arrangements are as follows:

Twelve month periods ending	Amount
December 31, 2026	$226,137
December 31, 2027	284,182
December 31, 2028	209,802
December 31, 2029	149,617
December 31, 2030	179,002
December 31, 2031 and thereafter	16,251
Total Long-term bank loans	$1,064,991
Unamortized loan issuance costs	(5,321)
Total Long-term bank loans, net	$1,059,670
Current portion of long-term bank loans	226,137
Long-term bank loans, net of current portion and unamortized loan issuance costs	833,533

All of the Company’s bank loans and applicable lease financings (Note 8) bear interest at SOFR plus a margin. The amounts of “Interest and finance costs” included in the consolidated income statements are analyzed as follows:

	Years ended December 31,
	2023	2024	2025
Interest on financing agreements	$87,857	$94,024	$70,250
Less: Interest capitalized	—	(1,252)	(1,757)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Loss	(21,786)	(5,565)	(1,403)
Amortization of debt (loan & lease) issuance costs	3,661	3,583	3,141
Other bank and finance charges	1,587	1,037	994
Interest and finance costs	$71,319	$91,827	$71,225

9.       Long-term bank loans & Revolving facilities - (continued):

In connection with the prepayments made, following the sale of mortgaged vessels and the refinancing of certain credit facilities, during the years ended December 31, 2023, 2024 and 2025, $3,549, $1,058 and $1,094 respectively, of unamortized debt issuance costs were written off. In addition, during the years ended December 31, 2023, 2024 and 2025, $2,259, $86 and $108 of expenses were incurred in connection with the aforementioned prepayments. All aforementioned amounts are included under “Gain/(Loss) on debt extinguishment, net” in the consolidated income statements.